NON-CURRENT ASSETS	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
Non-current Assets
NON-CURRENT ASSETS

5. NON-CURRENT ASSETS

The Company is engaged in the exploration for, and the development of, petroleum and natural gas projects in the United States. The Company holds 100% working interests and 71.9% to 81.75% net revenue interests and certain royalty interests in the various oil and gas properties located in Texas and New Mexico.

Property and equipment

Property and equipment consisted of the following:

	March 31, 2022	September 30, 2021

Oil and natural gas properties, at cost	$6,812,931	$6,723,778
Less: accumulated depreciation	(173,698)	(84,803)
Property, net	$6,639,233	$6,638,975

Depreciation expense was $88,895 and $9,238 for the six month periods ended March 31, 2022 and 2021, respectively.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SIX MONTHS ENDED MARCH 31, 2022

(UNAUDITED)

5. NON-CURRENT ASSETS (cont’d…)

Acquisition

During the year ended September 30, 2021, the Company and its wholly owned subsidiary, Permex Petroleum US Corporation, acquired a 100% Working Interest and a 81.75% Net Revenue Interest in the Breedlove “B” Clearfork leases located in Martin County, Texas. The Company issued 416,666 common shares and 208,333 share purchase warrants as consideration for this acquisition. The Company valued the 416,666 common shares issued at a fair value of $2,468,750. The share purchase warrants were valued at $1,051,370 using the Black-Scholes option pricing model (assuming a risk-free interest rate of 1.51%, an expected life of 10-years, annualized volatility of 96.56% and a dividend rate of 0%). The warrants have an exercise price $8.76 per share (CAD$12.00) and are exercisable until September 30, 2031.

Disposition

During the year ended September 30, 2021, the Company sold its interests in the Peavy leases together with reclamation obligations for $10,000 and recognized a loss of $604,687 from the sale. The Company also recognized a loss of $8,770 from the disposal of equipment.

Reclamation bonds

As of March 31, 2022, the Company held reclamation bonds of $145,000 (September 30, 2021 - $144,847), which are expected to be released after all reclamation work has been completed with regard to its oil and natural gas interests. During the year ended September 30, 2021, the Company wrote off $50,165 of reclamation deposit forfeited by the Texas State government due to violation on a previous owned property.

5. NON-CURRENT ASSETS

The Company is engaged in the exploration for, and the development of, petroleum and natural gas projects in the United States. The Company holds 100% working interests and 71.9% to 81.75% net revenue interests and certain royalty interests in the various oil and gas properties located in Texas and New Mexico.

Property and equipment

Property and equipment consisted of the following:

	June 30, 2022	September 30, 2021

Oil and natural gas properties, at cost	$6,886,783	$6,723,778
Vehicle, at cost	63,918	-
Less: accumulated depletion and depreciation	(246,791)	(84,803)
Property and equipment, net	$6,703,910	$6,638,975

Depletion and depreciation expense was $161,988 and $21,955 for the nine month periods ended June 30, 2022 and 2021, respectively.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NINE MONTHS ENDED JUNE 30, 2022

(UNAUDITED)

5. NON-CURRENT ASSETS (cont’d…)

Acquisition

During the year ended September 30, 2021, the Company and its wholly owned subsidiary, Permex Petroleum US Corporation, acquired a 100% Working Interest and a 81.75% Net Revenue Interest in the Breedlove “B” Clearfork leases located in Martin County, Texas. The Company issued 416,666 common shares and 208,333 share purchase warrants as consideration for this acquisition. The Company valued the 416,666 common shares issued at a fair value of $2,468,750. The share purchase warrants were valued at $1,051,370 using the Black-Scholes option pricing model (assuming a risk-free interest rate of 1.51%, an expected life of 10-years, annualized volatility of 96.56% and a dividend rate of 0%). The warrants have an exercise price $8.76 per share (CAD$12.00) and are exercisable until September 30, 2031.

Disposition

During the year ended September 30, 2021, the Company sold its interests in the Peavy leases together with reclamation obligations for $10,000 and recognized a loss of $604,687 from the sale. The Company also recognized a loss of $8,770 from the disposal of equipment.

Reclamation bonds

As of June 30, 2022, the Company held reclamation bonds of $145,052 (September 30, 2021 - $144,847), which are expected to be released after all reclamation work has been completed with regard to its oil and natural gas interests. During the year ended September 30, 2021, the Company wrote off $50,165 of reclamation deposit forfeited by the Texas State government due to violation on a previous owned property.

5. NON-CURRENT ASSETS

The Company is engaged in the exploration for, and the development of, petroleum and natural gas projects in the United States. The Company holds 100% working interests and 71.9% to 81.75% net revenue interests and certain royalty interests in the various oil and gas properties located in Texas and New Mexico.

Reclamation bonds

As of September 30, 2021, the Company held reclamation bonds of $144,847 (2020 - $194,750), which are expected to be released after all reclamation work has been completed with regard to its oil and natural gas interests. During the year ended September 30, 2021, the Company wrote off $50,165 of reclamation deposit forfeited by the Texas State government due to violation on a previous owned property.

Property and equipment

Property and equipment as of September 30, 2021 and 2020 consisted of the following:

	2021	2020

Oil and natural gas properties	$6,723,778	$3,336,906
Corporate assets	-	42,436
Property and equipment, at cost	6,723,778	3,379,342
Less: accumulated depreciation and depletion	(84,803)	(130,792)
Property and equipment, net	$6,638,975	$3,248,550

Depreciation and depletion expense was $60,479 and $37,291 for the years ended September 30, 2021 and 2020, respectively.

Acquisition

During the year ended September 30, 2021, the Company, through its wholly owned subsidiary, Permex Petroleum US Corporation, acquired a 100% Working Interest and a 81.75% Net Revenue Interest in the Breedlove “B” Clearfork leases located in Martin County, Texas. The Company issued 416,666 common shares and 208,333 share purchase warrants as consideration for this acquisition. The Company valued the 416,666 common shares issued at a fair value of $2,468,750. The share purchase warrants were valued at $1,051,370 using the Black-Scholes option pricing model (assuming a risk-free interest rate of 1.51%, an expected life of 10-years, annualized volatility of 96.56% and a dividend rate of 0%). The warrants have an exercise price $9.42 per share (CAD$12.00) and are exercisable until September 30, 2031.

Dispositions

During the year ended September 30, 2021, the Company sold its interests in the Peavy leases together with reclamation obligations for $10,000 and recognized a loss of $604,687 from the sale. The Company also recognized a loss of $8,770 from the disposal of equipment.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020

5. NON-CURRENT ASSETS (cont’d…)

Assets held for sale

During the year ended September 30, 2020, the Company initiated a plan to dispose of its interest in certain oil and gas leases. As a result, the carrying costs of the related assets and its associated decommissioning liabilities were included in a disposal group and classified as assets held for sale and liabilities held for sale, respectively, at September 30, 2020. The disposal group classified as held for sale were measured at the fair value less costs to sell and an impairment loss of $879,070 was recognized in the profit and loss during the year ended September 30, 2020. The Company believes the disposal group is not a separate major line of business; therefore, disclosure of discontinued operation is not being presented.

The recoverable amount of the disposal group as of September 30, 2020 is as follows.

Assets held for sale
Oil and gas properties	$2,714,341

Liabilities held for sale
Decommissioning liabilities	$1,591,097

During the year ended September 30, 2021, the Company sold its interest in the oil and gas leases classified in assets and liabilities held for sale for $1,123,244.